Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Employee Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Pension Plans [Abstract]
Defined Contribution Plan, Cost	$ 8.1	$ 7.9	$ 11.8
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 1.7	$ 0.7